Amounts Due from Related Party, Net	6 Months Ended
Sep. 30, 2024
Amounts Due from Related Party, Net [Abstract]
Amounts Due from Related Party, Net

5. Amounts Due from Related Party, Net

As of September 30, 2024 and March 31, 2024, amounts due from related party, net, consisted of the following balances:

	As of
	September 30,	March 31,
	2024	2024
Amounts due from related party	$3,923	$3,895
Less: Allowance for expected credit losses	(38)	(37)
Total amounts from related party, net	$3,885	$3,858

The movement of allowance for expected credit losses is as follow:

	As of
	September 30,	March 31,
	2024	2024
Balance at beginning of the period/year	$37	$-
Provision for expected credit losses	-	37
Exchange difference	1	-
Balance at end of the period/year	$38	$37

The Group adopted ASU 2016-13 from April 1, 2023 using modified-retrospective transition approach with a cumulative-effect adjustment to shareholders’ equity amounting to nil being recognized as of April 1, 2023.